Trade and Other Payables	12 Months Ended
Dec. 31, 2019
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES

22.   TRADE AND OTHER PAYABLES

The detail of trade and other payables as of December 31, 2019 and 2018 is as follows:

	Current		Non-Current
			One to five years
	12-31-2019	12-31-2018	12-31-2019	12-31-2018
Trade and other payables	ThCh$	ThCh$	ThCh$	ThCh$
Energy suppliers	44,207,683	66,627,358	—	—
Fuel and gas suppliers	55,179,023	39,787,839	—	—
Payables to tax authorities other than Corporate Income Tax	—	—	—	—
Accounts payable for goods and services	25,912,319	32,379,106	—	6,765
Accounts payable for asset purchases	79,551,463	112,047,422	—	—
Sub total	204,850,488	250,841,725	—	6,765

Other payables
Dividends payable to non-controlling interests	6,568,250	9,357,160	—	—
Deposits in guarantee	183,514	183,514	—
Accounts payable to staff	12,478,296	12,745,222	2	—
Other payables	3,806,794	2,203,997	—	443,656
Sub total	23,036,854	24,489,893	2	443,656

Total trade and other payables	227,887,342	275,331,618	2	450,421

See Note 20.4 for the description of the liquidity risk management policy.

The detail of payments due and paid as of December 31, 2019 and 2018 is presented in Appendix 5.